SHAREHOLDERS’ NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt instrument, face amount			$ 74,000
Interest rate			8.00%
Maturity date			Dec. 31, 2022
Extended maturity date			Dec. 31, 2024
Proceeds from exercise of warrants		$ 25,000
Notes payable	49,000	49,000
Interest expense	3,840	5,140
Accrued interest	$ 11,599	$ 7,759